Income tax and deferred taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities, net opening balance	$ (205,283)	$ 205,455
Deferred tax expense (benefit) recognized in profit (loss) for the year	(27,407)	(440)
Deferred taxes related to items credited (charged) directly to equity	(2,515)	268
Total increases (decreases) in deferred tax liabilities (assets)	(29,922)	(172)
Deferred tax liability (asset) at end of period	(175,361)	(205,283)
Unrealized loss [Member]
Deferred tax assets and liabilities, net opening balance	(68,544)	(86,156)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(7,288)	17,612
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(7,288)	17,612
Deferred tax liability (asset) at end of period	(75,832)	(68,544)
Property, plant and equipment and capitalized interest [Member]
Deferred tax assets and liabilities, net opening balance	211,374	225,124
Deferred tax expense (benefit) recognized in profit (loss) for the year	(14,531)	(13,750)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(14,531)	(13,750)
Deferred tax liability (asset) at end of period	196,843	211,374
Facility closure provision [Member]
Deferred tax assets and liabilities, net opening balance	(3,469)	(1,589)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(811)	(1,880)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(811)	(1,880)
Deferred tax liability (asset) at end of period	(4,280)	(3,469)
Manufacturing expenses [Member]
Deferred tax assets and liabilities, net opening balance	102,748	110,630
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,012	(7,882)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,012	(7,882)
Deferred tax liability (asset) at end of period	103,760	102,748
Staff severance indemnities, unemployment insurance [Member]
Deferred tax assets and liabilities, net opening balance	6,792	5,214
Deferred tax expense (benefit) recognized in profit (loss) for the year	(667)	1,876
Deferred taxes related to items credited (charged) directly to equity	(446)	(298)
Total increases (decreases) in deferred tax liabilities (assets)	(1,113)	1,578
Deferred tax liability (asset) at end of period	5,679	6,792
Vacation accrual [Member]
Deferred tax assets and liabilities, net opening balance	(4,887)	(4,061)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(268)	(826)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(268)	(826)
Deferred tax liability (asset) at end of period	(5,155)	(4,887)
Inventory provision [Member]
Deferred tax assets and liabilities, net opening balance	(25,172)	(20,684)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(2,983)	(4,488)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(2,983)	(4,488)
Deferred tax liability (asset) at end of period	(28,155)	(25,172)
Materials provision [Member]
Deferred tax assets and liabilities, net opening balance	(7,107)	(7,776)
Deferred tax expense (benefit) recognized in profit (loss) for the year	868	669
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	868	669
Deferred tax liability (asset) at end of period	(6,239)	(7,107)
Forwards [Member]
Deferred tax assets and liabilities, net opening balance	(624)	(10,206)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,545)	9,582
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,545)	9,582
Deferred tax liability (asset) at end of period	(2,169)	(624)
Employee benefits [Member]
Deferred tax assets and liabilities, net opening balance	(2,317)	(6,783)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(992)	4,466
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(992)	4,466
Deferred tax liability (asset) at end of period	(3,309)	(2,317)
Research and development expenses [Member]
Deferred tax assets and liabilities, net opening balance	3,501	4,641
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,285)	(1,140)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,285)	(1,140)
Deferred tax liability (asset) at end of period	2,216	3,501
Provision for legal complaints and expenses [Member]
Deferred tax assets and liabilities, net opening balance	(5,243)	(7,686)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,230	2,443
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,230	2,443
Deferred tax liability (asset) at end of period	(4,013)	(5,243)
Loan approval expenses [Member]
Deferred tax assets and liabilities, net opening balance	2,670	3,115
Deferred tax expense (benefit) recognized in profit (loss) for the year	(333)	(445)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(333)	(445)
Deferred tax liability (asset) at end of period	2,337	2,670
Junior mining companies valued based on stock price [Member]
Deferred tax assets and liabilities, net opening balance	2,474	1,300
Deferred tax expense (benefit) recognized in profit (loss) for the year	0	624
Deferred taxes related to items credited (charged) directly to equity	(1,498)	550
Total increases (decreases) in deferred tax liabilities (assets)	(1,498)	1,174
Deferred tax liability (asset) at end of period	976	2,474
Royalties [Member]
Deferred tax assets and liabilities, net opening balance	4,084	6,457
Deferred tax expense (benefit) recognized in profit (loss) for the year	(795)	(2,389)
Deferred taxes related to items credited (charged) directly to equity	(11)	16
Total increases (decreases) in deferred tax liabilities (assets)	(806)	(2,373)
Deferred tax liability (asset) at end of period	3,278	4,084
Tax loss benefit [Member]
Deferred tax assets and liabilities, net opening balance	(1,437)	(1,302)
Deferred tax expense (benefit) recognized in profit (loss) for the year	313	(135)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	313	(135)
Deferred tax liability (asset) at end of period	(1,124)	(1,437)
Other deferred tax assets [Member]
Deferred tax assets and liabilities, net opening balance	(5,002)	(266)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(64)	(4,736)
Deferred taxes related to items credited (charged) directly to equity	61	0
Total increases (decreases) in deferred tax liabilities (assets)	(3)	(4,736)
Deferred tax liability (asset) at end of period	(5,005)	(5,002)
Foreign items other [Member]
Deferred tax assets and liabilities, net opening balance	(305)	(212)
Deferred tax expense (benefit) recognized in profit (loss) for the year	46	(93)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	46	(93)
Deferred tax liability (asset) at end of period	(259)	(305)
Accounts Receivable [Member]
Deferred tax assets and liabilities, net opening balance	(4,253)	(4,305)
Deferred tax expense (benefit) recognized in profit (loss) for the year	686	52
Deferred taxes related to items credited (charged) directly to equity	(621)	0
Total increases (decreases) in deferred tax liabilities (assets)	65	52
Deferred tax liability (asset) at end of period	$ (4,188)	$ (4,253)